Share-Based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2024	2023
Outstanding at January 1	1,635,606	1,416,490
Granted	1,297,713	518,116
Forfeited	(474,000)	(165,125)
Exercised	(78,525)	(12,000)
Expired	(122,475)	(121,875)
Outstanding at December 31	2,258,319	1,635,606
Exercisable at December 31	1,453,727	1,034,835

Schedule of 2016 warrant plan

Number of shares (after share split) warrants give right to for Plan 2016	2024	2023
Outstanding at January 1	—	27,500
Granted	—	—
Forfeited	—	—
Exercised	—	(10,000)
Expired	—	(17,500)
Outstanding at December 31	—	—
Exercisable at December 31	—	—

Schedule of 2018 warrant plan

Number of shares (after share split) warrants give right to for Plan 2018	2024	2023
Outstanding at January 1	50,000	50,000
Granted	—	—
Forfeited	(50,000)	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	—	50,000
Exercisable at December 31	—	50,000

Schedule of 2020 warrant plan

Number of shares/warrants give right to for Plan 2020	2024	2023
Outstanding at January 1	410,500	450,500
Granted	—	—
Forfeited	(330,500)	—
Exercised	(2,400)	—
Expired	(47,600)	(40,000)
Outstanding at December 31	30,000	410,500
Exercisable at December 31	30,000	410,500

Schedule of 2021 warrant plan

Number of shares/warrants give right to for Plan 2021	2024	2023
Outstanding at January 1	1,119,250	888,490
Granted	—	462,260
Forfeited	(51,125)	(165,125)
Exercised	(63,625)	(2,000)
Expired	(73,625)	(64,375)
Outstanding at December 31	930,875	1,119,250
Exercisable at December 31	800,819	563,771

Schedule of 2022 warrant plan

Number of shares/warrants give right to for Plan 2022	2024	2023
Outstanding at January 1	55,856	—
Granted	644,144	55,856
Forfeited	(42,375)	—
Exercised	(12,500)	—
Expired	(1,250)	—
Outstanding at December 31	643,875	55,856
Exercisable at December 31	376,186	10,564

Schedule of 2024 warrant plan

Number of shares/warrants give right to for Plan 2024	2024	2023
Outstanding at January 1	—	—
Granted	653,569	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	653,569	—
Exercisable at December 31	246,722	—

Schedule of number of shares warrants

Total	2024	2023	2022
Exercisable Warrants at December 31	1,453,726	984,935	718,400
Shares representing the Exercisable Warrants at December 31	1,453,726	1,034,835	795,745
Weighted average exercise price per share	8.18	10.70	15.09
Weighted average share price at the date of exercise	9.24	7.25	15.03

Schedule of input to Black-Scholes model for warrants granted

The following table provides the input to the Black-Scholes model for warrants granted in 2018, 2020, 2021, 2022, 2023 and 2024 related to the 2016 warrant plan, the 2018 warrant plan, the 2020 warrant plan, the 2021 warrant plan, the 2022 warrant plan and the 2024 warrant plan. The table and notes uses as a basis, the number of shares the warrants give right to across all plans.

					Plan 2021
	Plan 2016	Plan 2018	Plan 2018	Plan 2020	(grant Sept 17
	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	2021)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	51.30%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.36)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	25.31
Stock price	1.09	10.24	10.20	10.20	25.75
Fair value	0.10	5.30	3.31	3.31	9.22

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21	(grant May 14
	2021)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.50%	49.80%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.18)%	0.37%	0.37%	0.50%	1.06%
Expected life	3	3	3	4	3
Exercise price	25.31	17.76	25.31	17.76	13.82
Stock price	20.50	17.50	17.50	17.50	13.82
Fair value	5.94	6.05	4.15	6.90	4.94

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant June 8	(grant Aug 8	(grant Aug 8	(grant March 24	(grant April 12
	2022)	2022)	2022)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.60%	53.71%	53.97%	52.00%	52.00%
Risk-free interest rate	1.60%	1.39%	1.45%	3.20%	3.24%
Expected life	3	3	4	3	3
Exercise price	12.95	9.66	9.66	5.42	6.36
Stock price	13.34	9.75	9.75	6.70	7.08
Fair value	5.21	3.79	4.32	3.09	3.04

	Plan 2021	Plan 2022	Plan 2022	Plan 2022	Plan 2022
	(grant June 14	(grant June 14	(grant Oct 20	(grant Feb 01	(grant Apr 21
	2023)	2023)	2023)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.28%	51.28%	50.00%	62.20%	65.50%
Risk-free interest rate	3.36%	3.36%	3.55%	2.63%	3.08%
Expected life	3	3	3	3	3
Exercise price	7.19	7.19	5.92	5.24	9.04
Stock price	7.10	7.10	5.60	9.96	9.20
Fair value	2.75	2.75	2.07	6.26	4.40

	Plan 2022	Plan 2024	Plan 2024	Plan 2024	Plan 2024
	(grant Aug 2	(grant Aug 2	(grant Sep 18	(grant Nov 25	(grant Nov 25
	2024)	2024)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.00%	66.00%	65.20%	63.70%	63.70%
Risk-free interest rate	2.55%	2.55%	2.38%	2.24%	2.24%
Expected life	3	3	3	3	3
Exercise price	7.88	7.88	7.20	7.69	8.04
Stock price	7.56	7.56	7.54	8.10	8.10
Fair value	3.47	3.47	3.60	3.80	3.70

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19